Net employee defined benefit liabilities	6 Months Ended
Jun. 30, 2023
Net employee defined benefit liabilities
Net employee defined benefit liabilities

7.Net employee defined benefit liabilities

For the six months ended June 30, 2023, the Company recorded CHF 0.6 million in service cost in the condensed consolidated statements of income/(loss), related to the impact of a plan amendment effected in H1 2023, as well as current service costs.